Vessels, Port Terminal and Other Fixed Assets, Net - Navios Logistics (Details) € in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	May 18, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jun. 03, 2016 USD ($)
Property Plant And Equipment [Line Items]
Purchase price obligation			$ 0		$ 17,617
Payments for construction in process	$ 13,344	$ 28,865	36,589		86,911	$ 26,713
Repayments of obligations under capital leases	0	12,374	12,374		3,032	1,501
Vessels, port terminals and other fixed assets, net	1,694,429		1,809,225		1,821,101
Prepaid expenses and other current assets	34,697		27,383		28,896
Other long term assets	42,479		37,801		2,647
Gain on sale of assets			1,064		0	0
Property Plant And Equipment Transfers And Changes	$ 49,421	$ 137,357	$ 137,357		0	$ 0
Ferni H
Property Plant And Equipment [Line Items]
Vessel Capacity			16,871 dwt	16,871 dwt
San San H
Property Plant And Equipment [Line Items]
Vessel Capacity			16,871 dwt	16,871 dwt
Ferni H and San San H
Property Plant And Equipment [Line Items]
Repayments of obligations under capital leases					3,032
Vessel acquisition cost								$ 11,239
Three new pushboats, price per each
Property Plant And Equipment [Line Items]
Total purchase price										$ 7,344
Payments for construction in process			$ 30,708		16,156
Date of expected delivery			February 2018	February 2018
Three new pushboats, price per each | Navios Logistics
Property Plant And Equipment [Line Items]
Payments for construction in process			$ 30,708
Date of expected delivery	Q1 2018
Capitalized interest costs	$ 3,874
Property Plant And Equipment Transfers And Changes	$ 32,032
Expansion of its dry port
Property Plant And Equipment [Line Items]
Payments for construction in process					120,735
Capitalized interest costs			9,971		$ 6,862
Vessels, port terminals and other fixed assets, net			137,357
River and estuary tanker
Property Plant And Equipment [Line Items]
Total purchase price			14,854				€ 12,400
Payments for construction in process			$ 6,141
Date of expected delivery			Q2 2018	Q2 2018
Capitalized interest costs			$ 205
River and estuary tanker | Shipbuilder
Property Plant And Equipment [Line Items]
Percentage financed by third party			50.00%	50.00%
River and estuary tanker | Maximum
Property Plant And Equipment [Line Items]
Amount financed by third party			$ 7,427	€ 6,200
River and estuary tanker | Navios Logistics
Property Plant And Equipment [Line Items]
Payments for construction in process			6,141
Date of expected delivery	Q3 2018
Capitalized interest costs	$ 628
Property Plant And Equipment Transfers And Changes	17,389
Formosa and San Lorenzo
Property Plant And Equipment [Line Items]
Vessel sale price									$ 1,109
Prepaid expenses and other current assets			318
Other long term assets			500
Gain on sale of assets			1,075
Formosa and San Lorenzo | Navios Logistics
Property Plant And Equipment [Line Items]
Vessel sale price									$ 1,109
Covers for Dry Barges
Property Plant And Equipment [Line Items]
Total purchase price			1,115
Payments for construction in process			629
Covers for Dry Barges | Navios Logistics
Property Plant And Equipment [Line Items]
Total purchase price			1,115
Cash consideration	$ 1,115
Payments for construction in process			$ 629